BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2015
BUSINESS COMBINATION
BUSINESS COMBINATION

2. BUSINESS COMBINATION

Business combinations in the year ended March 31, 2015

On October 1, 2014, Kyocera Document Solutions America, Inc., a subsidiary of Kyocera Document Solutions Inc., a Japan based subsidiary, acquired 100% of the common stock of Wittco-Oregon, Inc., to expand its sales channels in the U.S.

On December 30, 2014, Kyocera Document Solutions Chile SpA., a subsidiary of Kyocera Document Solutions Inc., acquired 100% of the common stock of Vigaprint S. A., to expand its sales channels in Chile.

The results of operations of these acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition dates. For segment reporting, they are reported in the Information Equipment Group. These acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations in the year ended March 31, 2014

On October 1, 2013, Kyocera acquired 100% of the common stock of NEC Toppan Circuit Solutions, Inc., a manufacturer of printed circuit board and made it a consolidated subsidiary. NEC Toppan Circuit Solutions, Inc. changed its name to Kyocera Circuit Solutions, Inc. on October 1, 2013.

The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Semiconductor Parts Group.

Kyocera used the acquisition method of  accounting  to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

The fair values of the assets acquired and liabilities assumed at the acquisition date are shown in the following table. Acquisition-related costs of ¥113 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2014.

On October 1, 2014, Kyocera Circuit Solutions, Inc. was integrated into Kyocera SLC Technologies Corporation, which ran an organic substrate business, and the new integrated company was named Kyocera Circuit Solutions, Inc. Kyocera is striving to further enhance its organic substrate business through this integration.

(Yen in millions)
Cash and cash equivalents	¥3,303
Trade receivables	8,231
Inventories	3,946
Others	910

Total current assets	16,390

Property, plant and equipment	5,413
Intangible assets	3,134
Others	860

Total non-current assets	9,407

Total assets	25,797

Trade notes and accounts payable	5,241
Others	3,202

Total current liabilities	8,443

Non-current liabilities	3,486

Total liabilities	11,929

Total identified assets and liabilities	13,868

Purchase price (Cash)	19,416

Goodwill	¥5,548

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the revenue and earnings were not material.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

(Yen in millions)
Intangible assets subject to amortization :
Technologies	¥1,423
Customer relationships	1,200
Others	511

Total	¥3,134

The weighted average amortization periods for technologies and customer relationships are ten years and 13 years respectively.

Business combinations in the year ended March 31, 2013

On June 5, 2012, Kyocera Document Solutions Deutschland GmbH, a subsidiary of Kyocera Document Solutions Inc., a Japan based subsidiary, acquired 100% of the common stock of AKI GmbH to strengthen its document solutions business.

On August 1, 2012, Kyocera Document Solutions America, Inc., a subsidiary of Kyocera Document Solutions Inc., acquired information equipment sales business, related assets and liabilities from Nevill Business Machines, Inc. to expand its sales channels in the United States of America.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition date. For reporting segment, they are reported in the Information Equipment Group. The acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

On November 5, 2012, Kyocera Communication Systems Co., Ltd., a Japan based subsidiary, acquired 100% of the common stock of MOTEX Inc., a development and sales company of information technology assets management package software, and made it consolidated subsidiary with the aim of strengthening its security service business in information systems & telecommunication services business.

Going forward, Kyocera Communication Systems Co., Ltd. will strive to further expand its information systems & telecommunication services business through the pursuit of synergies with MOTEX Inc.

The results of operations of MOTEX Inc. was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Others.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2013. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥101 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2013.

November 5, 2012
(Yen in millions)
Current assets	¥5,069
Intangible assets	4,247
Other non-current assets	1,400

Total assets	10,716

Current liabilities	1,907
Non-current liabilities	1,607

Total liabilities	3,514

Total identified assets and liabilities	7,202

Purchase price (Cash)	13,507

Goodwill	¥6,305

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the revenue and earnings were not material.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 5, 2012
(Yen in millions)
Intangible assets subject to amortization :
Customer relationships	¥3,452
Software	616
Trademarks	179

Total	¥4,247

The weighted average amortization periods for customer relationships, software and trademarks are ten years, five years and ten years, respectively.

On February 6, 2013, AVX Corporation, a U.S. based subsidiary, acquired by merger all of the outstanding capital stock of the Tantalum Components Division of Nichicon Corporation (Asia Tantalum) for ¥7,455 million, net, in cash. During the year ended March 31, 2014, AVX Corporation paid an additional ¥158 million to settle the working capital adjustment provisions of the purchase agreement, resulting in an increase in goodwill during the period by the same amount.

Asia Tantalum designs, develops, manufactures and markets tantalum electronic components. Asia Tantalum’s products are used in a broad range of commercial applications. The acquisition enhances AVX Corporation’s leadership position in the passive electronic component industry and provides further opportunities for expansion in the Asian region and tantalum component manufacturing efficiencies.

AVX Corporation has used the acquisition method of accounting to record the transaction in accordance with ASC 805, “Business Combinations.” In accordance with the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values with the excess being allocated to goodwill. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce. The total amount of goodwill is not deductible for tax purposes.

The results of operations of Asia Tantalum were included into AVX Corporation and Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

The fair values of the assets acquired and liabilities assumed at the acquisition date are shown in the following table. The pro forma results are not presented as the revenue and earnings were not material.

(Yen in millions)
Accounts receivables	¥727
Inventories	1,414
Other current assets and liabilities	(799)

Working capital	1,342

Property, plant and equipment	2,873
Accrued benefit liability	(179)

Total identified assets and liabilities	4,036

Purchase price (less cash acquired)	7,613

Goodwill	¥3,577